INCOME TAXES (Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities) (Details)
In Thousands, unless otherwise specified
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
- Tax loss carryforwards		50,696	40,621
- Inventories		2,958	3,971
- Impairment of property and equipment		3,072	2,625
- Accrual for membership reward program			411
- Accrual for government grant		229	250
- Accrued expenses			53
- Others		2,230	2,016
Total gross deferred tax assets		59,185	49,947
Valuation allowance		(40,807)	(31,894)	(37,264)	(37,405)
Total deferred tax assets		18,378	18,053
Deferred tax liabilities:
- PRC dividend withholding taxes		(14,084)	(15,914)
- Intangible assets		(627)	(627)
Total deferred tax liabilities		(14,711)	(16,541)
Net deferred tax assets		3,667	1,512
Deferred tax assets:
- Current	328	2,038	6,330
- Non-current	2,633	16,340	11,723
Deferred tax liabilities:
- Non-current		(14,711)	(16,541)